Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Aug. 31, 2011	Aug. 31, 2010
Net revenue
Devices	$ 41,891	$ 1,020	$ 10,288	$ 10,090
Services	2,225	952	6,681	10,126
Consulting				46,874
Total net revenue	44,116	1,972	16,969	67,090
Cost of revenue
Devices	37,454	364	6,671	5,924
Services	42,261	4,426	10,314	32,792
Consulting	5,265	16	7,376	118,994
Other	169,747		825
Total cost of revenue	254,727	4,806	25,186	157,710
Gross loss	(210,611)	(2,834)	(8,217)	(90,620)
Operating expenses
General and administrative	448,514	103,300	780,166	907,185
Officer compensation	135,000	135,000	540,000	540,000
Professional fees	764,747	124,061	1,569,677	909,756
Rent	19,203	42,804	154,314	174,970
Research and development	356,299	46,326	514,147	1,647,797
Total operating expenses	1,723,763	451,491	3,558,304	4,179,708
Net operating loss	(1,934,374)	(454,325)	(3,566,521)	(4,270,328)
Other income (expense)
Financing costs	(15,970)	(244,754)	(2,937,771)	(1,892,852)
Amortization of beneficial conversion feature		(28,085)	(321,167)	(370,444)
Amortization of deferred financing costs	(2,501)	(27,769)	(120,168)	(950,000)
Interest income (expense), net	(17,109)	(120,500)	(592,011)	(323,662)
Foreign currency gain (loss), net	21	(4)	1,233	59
Gain on asset disposal				107,047
Loss on asset impairment				(1,361,959)
Loss on inventory purchase commitments	32,904		(685,500)	(1)
Total other income (expense)	(35,559)	(421,112)	(4,655,384)	(4,791,811)
Net loss before income taxes	(1,969,933)	(875,437)	(8,221,905)	(9,062,139)
Provision for income taxes	800	800	800	800
Net Loss	(1,970,733)	(876,237)	(8,222,705)	(9,062,939)
Balance, beginning of period	(37,051,630)	(28,828,925)	(28,828,925)	(19,765,986)
Net Loss	(1,970,733)	(876,237)	(8,222,705)	(9,062,939)
Balance, end of period	$ (39,022,363)	$ (29,705,162)	$ (37,051,630)	$ (28,828,925)
Basic - Earnings (loss) per share (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.09)
Basic - Weighted Average Number of Shares Outstanding (in Shares)	191,570,055	108,187,657	121,702,626	99,712,365